SLM Student Loan Trust 2006-4
Quarterly Servicing Report

Distribution Date	07/25/2006
Collection Period	04/20/2006 — 06/30/2006

SLM Funding LLC	—	Depositor
Sallie Mae Inc.	—	Servicer and Administrator
Deutsche Bank	—	Indenture Trustee
Chase Bank USA, National Association	—	Eligible Lender Trustee
SLM Investment Corp	—	Excess Distribution Certificateholder

I. 2006-4 Deal Parameters

	Student Loan Portfolio Characteristics		4/20/2006	Activity	6/30/2006
A	i	Portfolio Balance	$2,487,208,452.04	($42,720,671.82)	$2,444,487,780.22
	ii	Interest to be Capitalized	2,757,613.99		3,617,669.50

	iii	Total Pool	$2,489,966,066.03		$2,448,105,449.72
	iv	Capitalized Interest	75,000,000.00		75,000,000.00
	v	Add-on Consolidation Loan Account Balance	12,500,000.00		0.00
	vi	Specified Reserve Account Balance	6,282,712.00		6,120,263.62

	vii	Total Adjusted Pool	$2,583,748,778.03		$2,529,225,713.34

B	i	Weighted Average Coupon (WAC)	4.491%		4.494%
	ii	Weighted Average Remaining Term	288.49		287.56
	iii	Number of Loans	128,359		126,322
	iv	Number of Borrowers	76,621		75,366
	v	Aggregate Outstanding Principal Balance — T-Bill	$17,671,812		$16,780,271
	vi	Aggregate Outstanding Principal Balance — T-bill—Other *	$12,770,113		$12,358,035
	vii	Aggregate Outstanding Principal Balance — Commercial Paper	$2,459,524,142		$2,418,967,144
	viii	Pool Factor	1.000000000		0.974143666

	Notes			Spread	Exchange Ratio	Balance 4/20/06	Balance 7/25/06
C	i	A-1 Notes	78442GSF4	-0.030%	1.00000	$120,000,000.00	$74,333,132.00
	ii	A-2 Notes	78442GSG2	0.000%	1.00000	$470,000,000.00	$470,000,000.00
	iii	A-3 Notes	78442GSH0	0.040%	1.00000	$150,000,000.00	$150,000,000.00
	iv	A-4 Notes	78442GSJ6	0.080%	1.00000	$392,000,000.00	$392,000,000.00
	v	A-5 Notes	78442GSK3	0.100%	1.00000	$326,536,000.00	$326,536,000.00
	vi	A-6 Notes	XS0251323860	0.150%	1.21250	€872,577,000.00	€872,577,000.00
	ix	B Notes	78442GSL1	0.200%	1.00000	$77,832,000.00	$77,832,000.00

	Reserve Account		4/20/2006	7/25/2006
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%
	ii	Reserve Acct Initial Deposit ($)	$6,282,712.00
	iii	Specified Reserve Acct Balance ($)	$6,282,712.00	$6,120,263.62
	iv	Reserve Account Floor Balance ($)	$3,769,627.00	$3,769,627.00
	v	Current Reserve Acct Balance ($)	$6,282,712.00	$6,120,263.62

	Other Accounts		4/20/2006	7/25/2006
E	i	Supplemental Loan Purchase Account	$10,618,537.37	$0.00
	ii	Add-on Consolidation Loan Account	$12,500,000.00	$0.00
	iii	Capitalized Interest Account	$75,000,000.00	$75,000,000.00

	Asset/Liability		4/20/2006	7/25/2006
F	i	Total Adjusted Pool	$2,583,748,778.03	$2,529,225,713.34
	ii	Total Outstanding Balance Notes (converted to USD)	$2,594,368,000.00	$2,548,701,132.00
	iii	Difference	$(10,619,221.97)	$(19,475,418.66)
	iv	Parity Ratio	0.99591	0.99236

*	Please see pg A-2 of Annex A in the prospectus supplement for an explanation of the “T-Bill—Other” desigation.

II. 2006-4 Transactions from: 04/20/2006 through: 06/30/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$60,524,941.39
	ii	Principal Collections from Guarantor	881,715.98
	iii	Principal Reimbursements	2,413,036.96
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$63,819,694.33

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$177,897.49
	ii	Capitalized Interest	(5,448,405.58)

	iii	Total Non-Cash Principal Activity	$(5,270,508.09)

C	Student Loan Principal Purchases		$(15,828,514.42)

D	Total Student Loan Principal Activity		$42,720,671.82

E	Student Loan Interest Activity
	i	Regular Interest Collections	$14,209,127.99
	ii	Interest Claims Received from Guarantors	11,488.57
	iii	Collection Fees/Returned Items	1,015.51
	iv	Late Fee Reimbursements	96,773.71
	v	Interest Reimbursements	15,524.41
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$14,333,930.19

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(1,778.72)
	ii	Capitalized Interest	5,448,405.58

	iii	Total Non-Cash Interest Adjustments	$5,446,626.86

G	Student Loan Interest Purchases		$(54,200.36)

H	Total Student Loan Interest Activity		$19,726,356.69

I	Non-Reimbursable Losses During Collection Period		$0.00
J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2006-4 Collection Account Activity 04/20/2006 through 06/30/2006

A	Principal Collections
	i	Principal Payments Received	$13,207,285.48
	ii	Consolidation Principal Payments	48,199,371.89
	iii	Reimbursements by Seller	491.92
	iv	Borrower Benefits Reimbursements	4,266.18
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	2,408,278.86

	vii	Total Principal Collections	$63,819,694.33

B	Interest Collections
	i	Interest Payments Received	$13,939,380.24
	ii	Consolidation Interest Payments	281,236.32
	iii	Reimbursements by Seller	(21.87)
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Interest	15,546.28
	vii	Collection Fees/Return Items	1,015.51
	viii	Late Fees	96,773.71

	ix	Total Interest Collections	$14,333,930.19

C	Other Reimbursements		$173,873.43

D	Reserves in Excess of the Requirement		$162,448.38

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$1,234,954.24

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$668,090.84

J	Excess Transferred from Add-on Consolidation Loan Account		$6,608,350.32

K	Funds Released from Capitalized Interest Account		$0.00

L	Initial Deposits into Collection Account		$3,500,000.00

	TOTAL AVAILABLE FUNDS		$90,501,341.73
	LESS FUNDS PREVIOUSLY REMITTED:
	Servicing Fees to Servicer		$(1,417,970.83)
	Consolidation Loan Rebate Fees to Dept. of Education		$(6,507,677.84)

M	NET AVAILABLE FUNDS		$82,575,693.06

N	Servicing Fees Due for Current Period		$1,028,998.38

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$1,048,998.38

IV. 2006-4 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	04/20/2006	06/30/2006	04/20/2006	06/30/2006	04/20/2006	06/30/2006	04/20/2006	06/30/2006	04/20/2006	06/30/2006

INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT
Active
Current	4.650%	4.533%	99,339	82,762	77.392%	65.517%	$1,864,023,125.98	$1,552,061,635.72	74.944%	63.492%
31-60 Days Delinquent	4.812%	5.043%	2,689	7,010	2.095%	5.549%	46,231,902.41	116,719,984.09	1.859%	4.775%
61-90 Days Delinquent	4.840%	5.152%	1,080	4,428	0.841%	3.505%	17,427,660.71	69,430,913.31	0.701%	2.840%
91-120 Days Delinquent	4.540%	5.162%	700	1,788	0.545%	1.415%	11,228,546.85	26,292,671.92	0.451%	1.076%
> 120 Days Delinquent	4.468%	4.966%	233	1,284	0.182%	1.016%	3,101,097.26	18,375,810.75	0.125%	0.752%

Deferment
Current	3.620%	3.831%	18,309	18,675	14.264%	14.784%	386,438,612.96	404,153,439.00	15.537%	16.533%

Forbearance
Current	4.596%	4.762%	6,005	10,334	4.678%	8.181%	158,438,517.17	256,488,819.39	6.370%	10.493%

TOTAL REPAYMENT	4.490%	4.493%	128,355	126,281	99.997%	99.968%	$2,486,889,463.34	$2,443,523,274.18	99.987%	99.961%

Claims in Process (1)	8.594%	5.966%	4	41	0.003%	0.032%	$318,988.70	$964,506.04	0.013%	0.039%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	4.491%	4.494%	128,359	126,322	100.000%	100.000%	$2,487,208,452.04	$2,444,487,780.22	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V. 2006-4 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$20,359,246.15
B	Interest Subsidy Payments Accrued During Collection Period	1,338,091.42
C	Special Allowance Payments Accrued During Collection Period	16,474,141.80
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	1,234,954.24
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Consolidation Loan Rebate Fees	(6,507,677.84)

G	Net Expected Interest Collections	$32,898,755.77
VI. 2006-4 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.013483920	4/20/06 - 7/25/06	1 NY Business Day	5.05647%	LIBOR

B	Class A-2 Interest Rate	0.013563920	4/20/06 - 7/25/06	1 NY Business Day	5.08647%	LIBOR

C	Class A-3 Interest Rate	0.013670587	4/20/06 - 7/25/06	1 NY Business Day	5.12647%	LIBOR

D	Class A-4 Interest Rate	0.013777253	4/20/06 - 7/25/06	1 NY Business Day	5.16647%	LIBOR

E	Class A-5 Interest Rate	0.013830587	4/20/06 - 7/25/06	1 NY Business Day	5.18647%	LIBOR

F	Class A-6 Interest Rate	0.007805333	4/20/06 - 7/25/06	1 NY and TARGET Business Day	2.92700%	EURIBOR

G	Class B Interest Rate	0.014097253	4/20/06 - 7/25/06	1 NY Business Day	5.28647%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VII. 2006-4 Currency Exchange Swaps

		Credit Suisse International	BNP Paribas
		A-6 Swap Calculation	A-6 Swap Calculation
SLM Student Loan Trust Pays:
i	Notional Swap Amount (USD)	$529,000,000	$529,000,000
ii	3 Month USD-LIBOR	5.08647%	5.08647%
iii	Spread	0.160000%	0.160000%

iv	Pay Rate	5.24647%	5.24647%
v	Days in Period
	04/20/2006 — 07/25/2006	96	96

vi	Gross Swap Payment Due Counterparty	$7,401,020.35	$7,401,020.35

Credit Suisse International Pays:
i	Notional Swap Amount (EUR)	€436,288,500.00	€436,288,500.00
ii	3 Month EURIBOR	2.77700%	2.77700%
iii	Spread	0.15000%	0.15000%

iv	Pay Rate	2.92700%	2.92700%
v	Days in Period
	04/20/2006 — 07/25/2006	96	96

vi	Gross Swap Receipt Due Paying Agent	€3,405,377.17	€3,405,377.17

VIII. 2006-4 Inputs From Initial Period 4/20/06

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance		$2,487,208,452.04
	ii	Interest To Be Capitalized		2,757,613.99

	iii	Total Pool		$2,489,966,066.03
	iv	Capitalized Interest		75,000,000.00
	v	Add-on Consolidation Loan Account Balance		12,500,000.00
	vi	Specified Reserve Account Balance		6,282,712.00

	vii	Total Adjusted Pool		$2,583,748,778.03

B	Total Note Factor			1.000000000
C	Total Note Balance			$2,594,368,000.00

D	Note Balance 04/20/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B

	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$120,000,000.00	$470,000,000.00	$150,000,000.00	$392,000,000.00	$326,536,000.00	€872,577,000.00	$77,832,000.00

	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	€—	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	€—	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	€—	$0.00

E	Reserve Account Balance			$6,282,712.00
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

IX. 2006-4 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$82,575,693.06	$82,575,693.06

B	Primary Servicing Fees — Current Month		$1,028,998.38	$81,546,694.68

C	Administration Fee		$20,000.00	$81,526,694.68

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$1,618,070.40	$79,908,624.28
	ii	Class A-2	$6,375,042.40	$73,533,581.88
	iii	Class A-3	$2,050,588.00	$71,482,993.88
	iv	Class A-4	$5,400,683.31	$66,082,310.57
	v	Class A-5	$4,516,184.45	$61,566,126.12
	vi	Class A-6 USD payment (aggregate) to the swap counterparties	$14,802,040.70	$46,764,085.42

	ix	Total Class A Interest Distribution	$34,762,609.26

E	Class B Noteholders’ Interest Distribution Amount		$1,097,217.42	$45,666,868.00

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$45,666,868.00	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00
	vi	Class A-6 USD payment (aggregate) to the swap counterparties	$0.00	$0.00

	ix	Total Class A Principal Distribution	$45,666,868.00

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Remaining Swap Termination Fees		$0.00	$0.00

K	Excess to Certificateholder		$0.00	$0.00

X. 2006-4 Account Reconciliations

A	Reserve Account
	i	Initial Deposit	$6,282,712.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$6,282,712.00
	iv	Required Reserve Account Balance	$6,120,263.62
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve — Release to Collection Account	$162,448.38
	vii	Ending Reserve Account Balance	$6,120,263.62

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		05/04/2006
	i	Initial Deposit	$10,618,537.37
	ii	Supplemental Loan Purchases	$(9,950,446.53)
	iii	Transfers to Collection Account	$(668,090.84)

	iv	Ending Balance	$0.00

C	Add-on Consolidation Loan Account
	Consolidation Loan Add-on Period end date		06/30/2006
	i	Initial Deposit	$12,500,000.00
	ii	Add-on Loans Funded	$(5,891,649.68)
	iii	Transfers to Collection Account	$(6,608,350.32)

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		10/25/2007
	i	Initial Deposit	$75,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$75,000,000.00

XI. 2006-4 Trigger Events

A	Has Stepdown Date Occurred?		N
	The Stepdown Date is the earlier of (1) 04/25/2012 or (2) the first date on which no class A notes remain outstanding.

B	Note Balance Trigger

	i	Class A Notes Outstanding (after application of available funds)	$2,470,869,132.00

	ii	Adjusted Pool Balance	$2,529,225,713.34

	iii	Note Balance Trigger Event Exists (i > ii)	N

	After the Stepdown Date, a trigger event in existence results in a Class B Percentage of 0.

	Class A Percentage		100.00%
	Class B Percentage		0.00%

C	Other Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,444,487,780.22
	ii	Borrower Interest Accrued	20,359,246.15
	iii	Interest Subsidy Payments Accrued	1,338,091.42
	iv	Special Allowance Payments Accrued	16,474,141.80
	v	Reserve Account Balance (after any reinstatement)	6,120,263.62
	vi	Capitalized Interest Account Balance	75,000,000.00
	vii	Add-On Account Balance	0.00
	viii	Total	$2,563,779,523.21
	ix	Less: Specified Reserve Account Balance	(6,120,263.62)

	x	Total	$2,557,659,259.59

	xi	Class A Notes Outstanding (US$ equivalent, after application of available funds)	$2,470,869,132.00

	xii	Insolvency Event or Event of Default Under Indenture	N

	xiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (xi > x or xii = Y)	N

XII. 2006-4 Distributions

A	Distribution Amounts			Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B
	i	Quarterly Interest Due		$1,618,070.40	$6,375,042.40	$2,050,588.00	$5,400,683.31	$4,516,184.45	€6,810,754.34	$1,097,217.42
	ii	Quarterly Interest Paid		1,618,070.40	6,375,042.40	2,050,588.00	5,400,683.31	4,516,184.45	6,810,754.34	1,097,217.42

	iii	Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00	€—	$0.00

	vii	Quarterly Principal Due		$65,142,286.66	$0.00	$0.00	$0.00	$0.00	€—	$0.00
	viii	Quarterly Principal Paid		45,666,868.00	0.00	0.00	0.00	0.00	—	0.00

	ix	Quarterly Principal Shortfall		$19,475,418.66	$0.00	$0.00	$0.00	$0.00	€—	$0.00

	x	Total Distribution Amount		$47,284,938.40	$6,375,042.40	$2,050,588.00	$5,400,683.31	$4,516,184.45	€6,810,754.34	$1,097,217.42

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	6/30/06	$2,594,368,000.00
	ii	Adjusted Pool Balance	6/30/06	2,529,225,713.34

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$65,142,286.66

	iv	Adjusted Pool Balance	4/20/06	$2,583,748,778.03
	v	Adjusted Pool Balance	6/30/06	2,529,225,713.34

	vi	Current Principal Due (iv-v)		$54,523,064.69
	vii	Notes Issued Exceeding Adjusted Pool Balance		10,619,221.97

	viii	Principal Distribution Amount (vi + vii)		$65,142,286.66

	ix	Principal Distribution Amount Paid
		USD		$45,666,868.00
		EUR		€—

	x	Principal Shortfall (viii — ix)		$19,475,418.66

C	Total Interest Distribution
		USD		$21,057,785.98
		EUR		€6,810,754.34

					Paydown
F	Note Balances			04/20/2006	Factor	07/25/2006
	i	A-1 Note Balance	78442GSF4	$120,000,000.00		$74,333,132.00
		A-1 Note Pool Factor		1.000000000	0.380557233	0.619442767

	ii	A-2 Note Balance	78442GSG2	$470,000,000.00		$470,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78442GSH0	$150,000,000.00		$150,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78442GSJ6	$392,000,000.00		$392,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78442GSK3	$326,536,000.00		$326,536,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	A-6 Note Balance	XS0251323860	€872,577,000.00		€872,577,000.00
		A-6 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vii	B Note Balance	78442GSL1	$77,832,000.00		$77,832,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XIII. 2006-4 Historical Pool Information

			4/20/06-6/30/06

Beginning Student Loan Portfolio Balance			$2,487,208,452.04

	Student Loan Principal Activity
	i	Regular Principal Collections	$60,524,941.39
	ii	Principal Collections from Guarantor	881,715.98
	iii	Principal Reimbursements	2,413,036.96
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$63,819,694.33
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$177,897.49
	ii	Capitalized Interest	(5,448,405.58)

	iii	Total Non-Cash Principal Activity	$(5,270,508.09)

	Student Loan Principal Purchases		$(15,828,514.42)

(-)	Total Student Loan Principal Activity		$42,720,671.82

	Student Loan Interest Activity
	i	Regular Interest Collections	$14,209,127.99
	ii	Interest Claims Received from Guarantors	11,488.57
	iii	Collection Fees/Returned Items	1,015.51
	iv	Late Fee Reimbursements	96,773.71
	v	Interest Reimbursements	15,524.41
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$14,333,930.19

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(1,778.72)
	ii	Capitalized Interest	5,448,405.58

	iii	Total Non-Cash Interest Adjustments	$5,446,626.86

	Student Loan Interest Purchases		$(54,200.36)

	Total Student Loan Interest Activity		$19,726,356.69

(=)	Ending Student Loan Portfolio Balance		$2,444,487,780.22

(+)	Interest to be Capitalized		$3,617,669.50

(=)	TOTAL POOL		$2,448,105,449.72

(+)	Capitalized Interest		$75,000,000.00

(+)	Add-on Consolidation Loan Account Balance		$0.00

(+)	Reserve Account Balance		$6,120,263.62

(=)	Total Adjusted Pool		$2,529,225,713.34

XIV. 2006-4 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jul-06	$2,448,105,450	7.94%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.